Investment Strategy - iShares Nasdaq Premium Income Active ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by employing a targeted outcome strategy that is intended to optimize, in the opinion of Fund management, premium income generation and the potential for capital appreciation. The strategy consists of the following:
•	holding long positions in equity securities,
•	selling (writing) call options on the Nasdaq-100 Index® (the “Nasdaq-100 Index”), and
•	buying futures on the Nasdaq-100 Index.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities listed on the Nasdaq Stock Market®. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The equity securities in which the Fund invests include common stock, preferred stock and other financial instruments that are, or have characteristics similar to securities which are, listed on the Nasdaq Stock Market®. From time to time, the Fund may invest in shares of companies through initial public offerings (“IPOs”). The Fund may also purchase convertible securities.
To generate premium income, the Fund will sell (write) call options on the Nasdaq-100 Index. An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (in the case of a call option) a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). When the Fund writes (sells) a call option, the Fund is entitled to receive a premium. Although not perfectly correlated, such call options may have the impact of capping potential gains from the Fund’s long position in equity securities. Therefore, to reduce the potential impact of this cap on the potential gains (with actual results dependent on various factors including the degree of options and futures activity over time), the Fund will buy futures on the Nasdaq-100 Index. The Fund is an actively managed fund and does not seek to replicate the performance of a specified index.
The Fund concentrates its investments (i.e., holds more than 25% of its total assets) in securities of issuers in the information technology (“IT”) industries.
The Nasdaq-100 Index is a modified market capitalization‑weighted index that measures the performance of securities issued by 100 of the largest non‑financial companies listed on the Nasdaq Stock Market®.

Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds more than 25% of its total assets) in securities of issuers in the information technology (“IT”) industries.